CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2014 Online music and entertainment [Member] USD ($)	Dec. 31, 2014 Online music and entertainment [Member] CNY	Dec. 31, 2013 Online music and entertainment [Member] CNY	Dec. 31, 2012 Online music and entertainment [Member] CNY	Dec. 31, 2014 Online games [Member] USD ($)	Dec. 31, 2014 Online games [Member] CNY	Dec. 31, 2013 Online games [Member] CNY	Dec. 31, 2012 Online games [Member] CNY	Dec. 31, 2014 Others [Member] USD ($)	Dec. 31, 2014 Others [Member] CNY	Dec. 31, 2013 Others [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2014 Online advertising [Member] USD ($)	Dec. 31, 2014 Online advertising [Member] CNY	Dec. 31, 2013 Online advertising [Member] CNY	Dec. 31, 2012 Online advertising [Member] CNY
Net revenues
Total net revenues	$ 592,845		3,678,368		1,823,468		820,031		$ 339,990	2,109,503	852,885	286,446	$ 130,822	811,699	602,111	332,287	$ 98,286	609,823	205,212	83,655	$ 23,747	147,343	163,260	117,643
Cost of revenues	(298,029)		(1,849,149)		(881,999)		(416,133)
Gross profit	294,816		1,829,219		941,469		403,898
Operating expenses
Research and development expenses	(69,495)		(431,188)		(267,005)		(176,725)
Sales and marketing expenses	(16,524)		(102,527)		(24,955)		(16,954)
General and administrative expenses	(35,944)		(223,019)		(200,554)		(109,788)
Total operating expenses	(121,963)		(756,734)		(492,514)		(303,467)
Other income	1,018		6,319		27,078		2,465
Operating income	173,871		1,078,804		476,033		102,896
Gain on disposal of an equity investment	161		999				651
Gain on disposal of a cost investment							2,351
Foreign currency exchange (losses) gains, net	(1,676)		(10,399)		29,555		(4,153)
Interest expense	(9,123)		(56,607)
Interest income	26,588		164,969		60,221		16,316
Other non-operating income	5,917		36,714
Income before income tax expenses	195,738		1,214,480		565,809		118,061
Income tax expenses	(24,866)		(154,283)		(89,951)		(29,041)
Income before share of income in equity method investments, net of income taxes	170,872		1,060,197		475,858		89,020
Share of income in equity method investments, net of income taxes	689		4,275		1,869		157
Net income attributable to YY Inc.	171,561		1,064,472		477,727		89,177
Decretion to convertible redeemable preferred shares redemption value							1,293,875
Allocation of net income to participating preferred shareholders							(478,754)
Net income attributable to common shareholders	171,561		1,064,472		477,727		904,298
Net income	171,561		1,064,472		477,727		89,177
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax	586		3,638		(31,014)		(1,204)
Comprehensive income attributable to YY Inc.	$ 172,147		1,068,110		446,713		87,973
Net income per common share
-Basic (in CNY/dollars per share)	$ 0.15	[1]	0.92	[1]	0.43	[1]	1.50	[1]
-Diluted (in CNY/dollars per share)	$ 0.14	[1]	0.89	[1]	0.40	[1]	0.09	[1]
Weighted average number of common shares used in calculating net income per common share
-Basic (in shares)	1,153,140,699	[1]	1,153,140,699	[1]	1,122,475,688	[1]	604,703,810	[1]
-Diluted (in shares)	1,198,543,473	[1]	1,198,543,473	[1]	1,181,121,297	[1]	992,468,836	[1]

[1]	Each ADS represents 20 Class A common shares.